STOCK-BASED COMPENSATION - ADDITIONAL INFORMATION (DETAILS) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Key manager stock option awards granted since September 2002, life (years)	10
Key manager stock option awards granted from July 1998 through August 2002, life (years)	15
Key manager stock option awards, amount which can be received in RSUs	50.00%
Stock-based compensation expense for stock option grants	$ 358	$ 417	$ 460
Total compensation cost for restricted stock, RSUs and other stock-based grants	56	36	56
Recognized income tax benefit for these stock-based compensation arrangements	117	118	137
Weighted average grant-date fair value of options granted	$ 11.09	$ 13.47	$ 11.67
Total intrinsic value of options exercised	628	342	434
Total grant-date fair value of options that vested	445	563	537
Cash received from options exercised	1,237	703	639
Tax benefit realized for the tax deductions from option exercises	188	89	146
Shares of common stock authorized for issuance	180
Shares of common stock available for grant	122
Stock Options [Member]
Compensation cost that has not yet been recognized related to stock awards	372
Compensation cost that has not yet been recognized related to stock awards, expected to be recognized over a weighted average period, years	1.8
Restricted Stock, RSUs and PSUs [Member]
Compensation cost that has not yet been recognized related to stock awards	$ 98
Compensation cost that has not yet been recognized related to stock awards, expected to be recognized over a weighted average period, years	3